UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$39	0.38%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying alternatives strategy contributed for the trailing one-year period, as did selection in the underlying U.S. small-cap core equity strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,628	9,945	9,696
2015	9,781	9,988	9,818
2016	9,461	10,164	9,624
2016	9,970	10,299	10,085
2016	10,315	10,539	10,417
2016	10,196	10,205	10,284
2017	10,641	10,308	10,661
2017	10,973	10,462	10,913
2017	11,272	10,591	11,137
2017	11,561	10,533	11,409
2018	11,692	10,360	11,432
2018	11,686	10,423	11,452
2018	11,831	10,480	11,673
2018	11,529	10,391	11,388
2019	11,927	10,689	11,763
2019	12,039	11,090	11,893
2019	12,455	11,546	12,317
2019	12,754	11,513	12,693
2020	12,642	11,937	12,622
2020	12,594	12,134	12,777
2020	13,632	12,293	13,617
2020	14,138	12,351	14,101
2021	14,666	12,102	14,336
2021	15,200	12,085	14,929
2021	15,559	12,283	15,299
2021	15,308	12,209	15,046
2022	14,779	11,782	14,618
2022	14,006	11,091	13,819
2022	13,599	10,868	13,349
2022	13,652	10,641	13,418
2023	13,711	10,637	13,441
2023	13,947	10,854	13,634
2023	14,304	10,738	13,926
2023	14,471	10,767	14,021
2024	15,294	10,991	14,739
2024	15,657	10,995	14,921
2024	16,268	11,522	15,741
2024	16,607	11,507	15,975
2025	16,689	11,629	16,062
2025	16,808	11,596	16,265

202501-4140694, 202507-4490112

F101-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	7.35%	5.94%	5.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.01	4.95	4.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,923,989
  Number of Portfolio Holdings1,799
  Investment Advisory Fees Paid (000s)$4,000
  Portfolio Turnover Rate45.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	33.8%
Bond Funds	24.5
Equity Funds	11.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Private Investment Companies	6.5
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	3.9
Asset-Backed Securities	1.4
Short-Term and Other	5.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.5%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	6.0
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
U.S. Treasury Notes	4.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.2
T. Rowe Price Institutional Emerging Markets Equity Fund	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

Investor Class (PRSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Spectrum Conservative Allocation Fund

I Class (PPIPX)

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$27	0.26%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying alternatives strategy contributed for the trailing one-year period, as did selection in the underlying U.S. small-cap core equity strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	510,917	504,500	510,386
8/31/16	528,605	516,220	527,162
11/30/16	522,770	499,861	520,428
2/28/17	545,583	504,920	539,547
5/31/17	562,631	512,464	552,260
8/31/17	577,985	518,763	563,632
11/30/17	593,132	515,928	577,382
2/28/18	600,125	507,470	578,556
5/31/18	599,838	510,544	579,534
8/31/18	607,253	513,319	590,757
11/30/18	592,070	509,004	576,311
2/28/19	612,510	523,556	595,312
5/31/19	618,620	543,220	601,851
8/31/19	640,312	565,536	623,328
11/30/19	655,667	563,931	642,364
2/29/20	649,924	584,721	638,778
5/31/20	647,760	594,368	646,626
8/31/20	701,195	602,146	689,127
11/30/20	727,214	605,007	713,637
2/28/21	754,773	592,811	725,509
5/31/21	782,255	591,961	755,502
8/31/21	801,099	601,638	774,222
11/30/21	788,170	598,029	761,451
2/28/22	760,897	577,136	739,786
5/31/22	721,783	543,290	699,347
8/31/22	700,774	532,354	675,557
11/30/22	703,958	521,244	679,034
2/28/23	707,211	521,028	680,220
5/31/23	719,228	531,648	689,989
8/31/23	738,302	526,001	704,760
11/30/23	747,164	527,394	709,545
2/29/24	789,918	538,363	745,884
5/31/24	808,610	538,589	755,115
8/31/24	840,726	564,382	796,616
11/30/24	858,072	563,653	808,433
2/28/25	862,990	569,633	812,838
5/31/25	869,042	567,990	823,117

202501-4140694, 202507-4490112

F211-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Spectrum Conservative Allocation Fund (I Class)	7.47%	6.05%	6.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.40
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.01	4.95	5.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,923,989
  Number of Portfolio Holdings1,799
  Investment Advisory Fees Paid (000s)$4,000
  Portfolio Turnover Rate45.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	33.8%
Bond Funds	24.5
Equity Funds	11.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Private Investment Companies	6.5
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	3.9
Asset-Backed Securities	1.4
Short-Term and Other	5.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	6.5%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	6.0
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
U.S. Treasury Notes	4.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.2
T. Rowe Price Institutional Emerging Markets Equity Fund	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Conservative Allocation Fund

I Class (PPIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSIX Spectrum Conservative
Allocation Fund
PPIPX Spectrum Conservative
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 19.51 $ 18.08 $ 19.22 $ 22.49 $ 19.35
Investment activities
Net investment income
(1)(2)
0.61 0.56 0.44 0.31 0.29
Net realized and unrealized
gain/loss 0.80 1.61 (0.56) (1.93) 3.65
Total from investment
activities 1.41 2.17 (0.12) (1.62) 3.94
Distributions
Net investment income (0.72) (0.74) (0.42) (0.30) (0.28)
Net realized gain (0.04) — (0.60) (1.35) (0.52)
Total distributions (0.76) (0.74) (1.02) (1.65) (0.80)
NET ASSET VALUE
End of period $ 20.16 $ 19.51 $ 18.08 $ 19.22 $ 22.49
Ratios/Supplemental Data
Total return
(2)(3)
7.35% 12.26% (0.43)% (7.85)% 20.70%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.60% 0.60% 0.56% 0.55%
Net expenses after waivers/
payments by Price Associates 0.38% 0.38% 0.38% 0.36% 0.37%
Net investment income 3.05% 2.98% 2.40% 1.42% 1.38%
Portfolio turnover rate 45.3% 52.9% 66.2% 83.8% 62.2%
Net assets, end of period (in
millions) $958 $1,018 $1,047 $1,256 $2,190
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 19.48 $ 18.05 $ 19.20 $ 22.48 $ 19.35
Investment activities
Net investment income
(1)(2)
0.63 0.58 0.46 0.35 0.31
Net realized and unrealized
gain/loss 0.80 1.61 (0.57) (1.94) 3.64
Total from investment
activities 1.43 2.19 (0.11) (1.59) 3.95
Distributions
Net investment income (0.74) (0.76) (0.44) (0.34) (0.30)
Net realized gain (0.04) — (0.60) (1.35) (0.52)
Total distributions (0.78) (0.76) (1.04) (1.69) (0.82)
NET ASSET VALUE
End of period $ 20.13 $ 19.48 $ 18.05 $ 19.20 $ 22.48
Ratios/Supplemental Data
Total return
(2)(3)
7.47% 12.43% (0.35)% (7.73)% 20.76%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.49% 0.49% 0.48% 0.47% 0.46%
Net expenses after
waivers/payments by Price
Associates 0.26% 0.27% 0.26% 0.26% 0.28%
Net investment income 3.18% 3.11% 2.53% 1.67% 1.47%
Portfolio turnover rate 45.3% 52.9% 66.2% 83.8% 62.2%
Net assets, end of period (in
millions) $966 $870 $992 $1,057 $443
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.4%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.106%, 4/15/35 (1) 440,000 439
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 251
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 418
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 248
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 247,500 243
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 220
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 102,120 103
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 132
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.422%, 12/26/31 (1) 147,765 148
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142,082 143
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 69,971 69
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 254
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 237
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 116

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 207
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 321
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/18/38 (1) 425,000 426
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 1/15/40 (1) 250,000 249
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 172,555 172
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 737
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 111
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 266
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 171
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 597,758 587
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 123,492 123
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 246,289 239
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 1/15/38 (1) 265,000 266

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 115,654 119
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 92,988 95
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.78%, 1/17/37 (1) 270,000 271
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 263
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 151
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 107
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  281,741 282
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 92
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 345
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 201
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 910
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 250,000 250
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 230,000 236
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 231,000 210
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 345,135 354

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 125,796 126
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 131
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 141
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 202,778 205
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 297,121 296
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 400,000 400
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.999%, 1/20/37 (1) 325,000 326
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 131
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 591
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 363,009 364
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 89,326 92
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 68,483 70

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 44,716 45
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 391
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 395,000 395
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.589%, 1/20/39 (1) 400,000 401
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 141
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 272,536 272
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.609%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.969%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 25,749 26
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 142
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 148,122 149
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.976%, 11/15/36 (1) 400,000 401
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 83,790 84
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 601

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 416,654 416
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.806%, 4/15/37 (1) 595,000 597
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 10/15/39 (1) 305,000 305
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 172,860 174
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  157,722 156
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  318,569 318
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  72,207 72
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  175,000 175
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 417
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 305,000 305
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 304
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 540,000 550
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 502,829 458
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 116
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 308
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 66
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 330,098 319
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 587,362 589
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.772%, 1/22/38 (1) 375,000 375
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  385,000 389
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.456%, 7/15/30 (1) 50,359 50
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,824 154
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 239,066 239
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.636%, 1/15/35 (1) 975,000 974
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 96,222 97
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 108,903 110
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 250
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 805,000 804
Total Asset-Backed Securities (Cost $27,209) 27,250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  24.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.85% (2)
(3) 14,017,800 109,339
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 9,857,419 89,998
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.32% (2)(3) 1,073,094 11,192
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.16% (2)(3) 3,828,827 36,068
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.00% (2)(3) 10,264,768 80,579
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.90% (2)(3) 13,410,650 114,661
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 3.67% (2)(3) 1,804,019 8,587
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.92% (2)(3) 2,925,377 20,536
Total Bond Funds (Cost $511,720) 470,960
COMMON STOCKS  33.8%
COMMUNICATION SERVICES  2.5%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (4) 1,001 23
BT Group (GBP) (5) 511,066 1,237
KT (KRW)  24,721 913
2,173
Entertainment  0.5%
Atlanta Braves Holdings, Class C (4) 6,004 244
Liberty Media Corp-Liberty Live, Class C (4) 15,925 1,162
Madison Square Garden Sports (4) 775 147
Netflix (4) 5,526 6,671
Sea, ADR (4) 4,447 713
8,937
Interactive Media & Services  1.5%
Alphabet, Class A  9,022 1,549
Alphabet, Class C  77,238 13,351
Meta Platforms, Class A  18,168 11,764
Pinterest, Class A (4) 23,450 729
Reddit, Class A (4) 1,851 208
Tencent Holdings (HKD)  7,200 454

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vimeo (4) 38,176 166
28,221
Media  0.1%
Comcast, Class A  30,771 1,064
MNTN, Class A (4) 3,332 84
WPP (GBP)  111,854 903
2,051
Wireless Telecommunication Services  0.3%
KDDI (JPY)  72,500 1,255
T-Mobile U.S.  17,218 4,170
5,425
Total Communication Services 46,807
CONSUMER DISCRETIONARY  3.7%
Automobile Components  0.1%
Autoliv, SDR (SEK)  9,545 986
Denso (JPY)  59,300 801
Dowlais Group (GBP)  219,614 197
Magna International  9,178 333
2,317
Automobiles  0.4%
Subaru (JPY)  31,700 582
Suzuki Motor (JPY)  66,900 849
Tesla (4) 10,829 3,752
Toyota Motor (JPY)  99,500 1,894
7,077
Broadline Retail  1.1%
Alibaba Group Holding (HKD)  25,936 369
Amazon.com (4) 86,102 17,652
Global-e Online (4) 5,207 166
Isetan Mitsukoshi Holdings (JPY)  58,500 884
Next (GBP)  8,766 1,521
Ollie's Bargain Outlet Holdings (4) 62 7
Savers Value Village (4) 20,404 205
20,804
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 1,471 190
Duolingo (4) 114 59
Frontdoor (4) 2,507 138
387

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  0.7%
Amadeus IT Group (EUR)  13,946 1,160
Booking Holdings  507 2,798
Cava Group (4) 52 4
Chipotle Mexican Grill (4) 21,028 1,053
Compass Group (GBP)  58,502 2,057
DoorDash, Class A (4) 3,157 659
Dutch Bros, Class A (4) 3,804 275
Life Time Group Holdings (4) 2,720 78
McDonald's  11,929 3,744
Planet Fitness, Class A (4) 6,629 682
Red Rock Resorts, Class A  3,866 186
Sportradar Group, Class A (4) 8,160 195
Wingstop  1,052 359
Wyndham Hotels & Resorts  2,229 184
13,434
Household Durables  0.2%
Champion Homes (4) 2,238 147
Installed Building Products  1,218 194
Panasonic Holdings (JPY)  88,800 1,018
Persimmon (GBP)  30,265 544
Sony Group (JPY)  84,000 2,248
4,151
Leisure Products  0.0%
Peloton Interactive, Class A (4) 29,931 212
212
Specialty Retail  1.0%
AutoZone (4) 545 2,035
Burlington Stores (4) 877 200
Carvana (4) 13,253 4,336
Floor & Decor Holdings, Class A (4) 102 7
Home Depot  5,435 2,002
Kingfisher (GBP)  305,425 1,143
Lowe's  7,369 1,663
O'Reilly Automotive (4) 905 1,238
Ross Stores  22,765 3,189
TJX  15,816 2,007
Tractor Supply  15,271 739
Ulta Beauty (4) 2,515 1,186
19,745

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.2%
Birkenstock Holding (4) 4,639 249
Cie Financiere Richemont, Class A (CHF)  1,962 370
Kering (EUR)  3,257 637
Kontoor Brands  1,351 93
Lululemon Athletica (4) 722 229
Moncler (EUR)  14,196 889
Samsonite Group (HKD) (5) 190,200 357
2,824
Total Consumer Discretionary 70,951
CONSUMER STAPLES  2.0%
Beverages  0.2%
Coca-Cola  22,606 1,630
Diageo (GBP)  31,013 842
Heineken (EUR)  12,838 1,145
Keurig Dr Pepper  31,591 1,063
Primo Brands  202 7
4,687
Consumer Staples Distribution & Retail  0.3%
Dollar Tree (4) 10,584 955
Grocery Outlet Holding (4) 16,466 224
Seven & i Holdings (JPY)  78,400 1,179
Walmart  27,108 2,676
5,034
Food Products  0.5%
Ajinomoto (JPY)  29,300 733
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100 (4)(6)(7) 5,395 —
Mondelez International, Class A  49,417 3,335
Nestle (CHF)  36,471 3,886
Post Holdings (4) 1,484 164
Simply Good Foods (4) 6,932 239
Wilmar International (SGD)  156,000 368
8,725
Household Products  0.5%
Colgate-Palmolive  39,398 3,662
Procter & Gamble  33,816 5,745
9,407
Personal Care Products  0.5%
BellRing Brands (4) 2,354 148
Interparfums  2,004 273

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kenvue  138,948 3,317
L'Oreal (EUR)  2,921 1,237
Olaplex Holdings (4) 75,145 99
Puig Brands, Class B (EUR) (4) 25,401 479
Unilever (GBP)  57,493 3,659
9,212
Total Consumer Staples 37,065
ENERGY  1.4%
Energy Equipment & Services  0.3%
Cactus, Class A  3,171 130
Kodiak Gas Services  2,645 93
Schlumberger  90,891 3,004
TechnipFMC  83,457 2,600
Weatherford International  5,643 246
6,073
Oil, Gas & Consumable Fuels  1.1%
Antero Resources (4) 158 6
Chevron  13,957 1,908
ConocoPhillips  40,236 3,434
Delek U.S. Holdings  5,030 97
Diamondback Energy  6,646 894
DT Midstream  307 32
Equinor (NOK)  67,839 1,588
Expand Energy  18,501 2,149
Exxon Mobil  11,019 1,127
Magnolia Oil & Gas, Class A  4,114 89
MEG Energy (CAD)  4,360 76
PBF Energy, Class A  7,217 138
Phillips 66  6,874 780
Range Resources  56,569 2,152
Shell, ADR  26,171 1,733
TotalEnergies (EUR)  39,682 2,336
Valero Energy  20,628 2,660
Viper Energy  9,197 365
21,564
Total Energy 27,637
FINANCIALS  6.2%
Banks  2.1%
ANZ Group Holdings (AUD)  44,802 838
Banc of California  22,175 304
Banco Santander (EUR)  177,807 1,418

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America  42,161 1,861
Barclays (GBP)  214,403 949
Blue Foundry Bancorp (4) 5,109 46
Cadence Bank  10,494 318
Citigroup  10,865 818
Columbia Banking System  13,524 316
CRB Group, Acquisition Date: 4/14/22, Cost $21 (4)(6)(7) 199 13
DBS Group Holdings (SGD)  34,863 1,203
Dime Community Bancshares  7,996 205
DNB Bank (NOK)  66,583 1,781
Dogwood State Bank (4) 3,957 59
East West Bancorp  5,546 506
Eastern Bankshares  12,475 187
Equity Bancshares, Class A  5,014 195
Erste Group Bank (EUR)  7,944 640
FB Financial  5,062 221
Five Star Bancorp  6,437 180
Flagstar Financial  4,498 52
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (4)(6)(7) 4,129 19
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(7) 803 —
HarborOne Bancorp  8,856 101
HDFC Bank (INR)  45,924 1,048
Home BancShares  7,020 199
Huntington Bancshares  61,411 960
ING Groep (EUR)  84,601 1,797
Intesa Sanpaolo (EUR)  191,410 1,069
JPMorgan Chase  30,412 8,029
Kearny Financial  8,582 52
KeyCorp  67,732 1,074
Live Oak Bancshares  7,132 196
Lloyds Banking Group (GBP)  1,275,379 1,328
Mitsubishi UFJ Financial Group (JPY)  140,500 1,965
National Bank of Canada (CAD)  14,656 1,442
Origin Bancorp  4,365 149
Pinnacle Financial Partners  4,229 449
Popular  1,489 154
Prosperity Bancshares  4,459 311
Renasant  7,727 271
Skandinaviska Enskilda Banken, Class A (SEK)  63,868 1,066
Societe Generale (EUR)  25,298 1,374
SouthState  5,160 453
Standard Chartered (GBP)  80,418 1,255

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo Mitsui Trust Group (JPY)  28,378 768
Texas Capital Bancshares (4) 4,329 310
UniCredit (EUR)  25,767 1,657
United Overseas Bank (SGD)  49,900 1,371
Western Alliance Bancorp  4,335 314
41,291
Capital Markets  1.0%
Bridgepoint Group (GBP)  132,274 516
Brookfield (CAD)  19,889 1,149
Cboe Global Markets  2,606 597
Charles Schwab  49,666 4,387
CME Group  2,870 829
CVC Capital Partners (EUR)  32,987 614
Etoro Group, Class A (4) 1,349 80
Goldman Sachs Group  5,041 3,027
Hamilton Lane, Class A  3,386 504
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (4)(6)(7) 6,420 90
Intercontinental Exchange  14,326 2,576
Julius Baer Group (CHF)  14,430 952
Macquarie Group (AUD)  7,267 1,002
Morgan Stanley  4,809 616
PJT Partners, Class A  1,397 210
S&P Global  3,566 1,829
StepStone Group, Class A  5,067 293
Stifel Financial  611 58
TMX Group (CAD)  14,444 584
19,913
Consumer Finance  0.2%
American Express  10,045 2,954
Capital One Financial  900 170
Encore Capital Group (4) 3,914 148
3,272
Financial Services  1.3%
Adyen (EUR) (4) 471 903
Berkshire Hathaway, Class B (4) 10,316 5,199
Corebridge Financial  36,048 1,176
Corpay (4) 2,721 885
Edenred (EUR)  11,525 360
Fiserv (4) 11,158 1,816
Marqeta, Class A (4) 62,912 338
Mastercard, Class A  6,307 3,693
PennyMac Financial Services  6,864 659

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toast, Class A (4) 94 4
Visa, Class A  27,028 9,870
24,903
Insurance  1.6%
Admiral Group (GBP)  17,445 788
AIA Group (HKD)  115,400 961
Allstate  21,098 4,428
Aviva (GBP)  91,163 751
AXA (EUR)  45,546 2,147
Baldwin Insurance Group (4) 6,790 262
Chubb  8,222 2,444
Definity Financial (CAD)  20,868 1,133
Definity Financial, Acquisition Date: 5/28/25, Cost $62
(CAD) (4)(7) 1,278 66
Goosehead Insurance, Class A  2,619 283
Great-West Lifeco (CAD) (5) 24,131 916
Mandatum (EUR)  77,758 457
Marsh & McLennan  7,297 1,705
MetLife  4,536 356
Muenchener Rueckversicherungs-Gesellschaft (EUR)  4,213 2,729
Palomar Holdings (4) 658 113
Progressive  6,397 1,823
RLI  3,930 302
Root, Class A (4) 1,409 185
Sampo, Class A (EUR)  126,265 1,347
Storebrand (NOK)  67,492 884
Tokio Marine Holdings (JPY)  57,500 2,432
Travelers  12,161 3,353
TWFG (4) 5,444 191
White Mountains Insurance Group  165 294
30,350
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  40,788 773
773
Total Financials 120,502
HEALTH CARE  3.8%
Biotechnology  0.5%
ADMA Biologics (4) 5,672 113
Arcellx (4) 3,455 214
Argenx, ADR (4) 1,360 780
Ascendis Pharma, ADR (4) 1,941 316
Avidity Biosciences (4) 2,824 87

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biohaven (4) 3,329 49
Black Diamond Therapeutics (4) 17,771 39
Blueprint Medicines (4) 3,000 304
Centessa Pharmaceuticals, ADR (4) 3,544 48
Crinetics Pharmaceuticals (4) 2,234 68
Cytokinetics (4) 12,687 394
Denali Therapeutics (4) 3,220 43
Dyne Therapeutics (4) 2,107 25
Erasca (4) 26,517 37
Gilead Sciences  28,408 3,127
Immatics (4) 26,141 141
Immunocore Holdings, ADR (4) 15,338 561
Immunome (4) 23,451 205
Immunovant (4) 18,904 281
Insmed (4) 2,195 153
Ionis Pharmaceuticals (4) 8,714 292
Kymera Therapeutics (4) 1,110 33
Merus (4) 1,290 72
Metsera (4) 3,730 100
Metsera, Acquisition Date: 11/12/24, Cost $50 (4)(7) 4,208 112
Nurix Therapeutics (4) 4,258 45
Nuvalent, Class A (4) 3,718 277
Prime Medicine (4) 5,544 7
Regeneron Pharmaceuticals  697 342
Revolution Medicines (4) 6,049 238
Vaxcyte (4) 3,008 98
Vera Therapeutics (4) 2,843 54
Vertex Pharmaceuticals (4) 2,234 988
9,643
Health Care Equipment & Supplies  0.8%
Abbott Laboratories  9,810 1,310
Alcon (CHF)  8,466 729
Alcon  12,700 1,092
Becton Dickinson & Company  7,600 1,312
EssilorLuxottica (EUR)  3,483 968
Haemonetics (4) 2,714 184
Intuitive Surgical (4) 4,152 2,293
Kestra Medical Technologies, Acquisition Date: 7/15/24,
Cost $48 (4)(7) 4,186 94
Koninklijke Philips (EUR) (5) 49,184 1,134
Lantheus Holdings (4) 2,384 180
Masimo (4) 5,644 917
Outset Medical (4) 5,283 93

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (4)(6)
(7) 30,352 9
Penumbra (4) 27 7
PROCEPT BioRobotics (4) 2,219 129
QuidelOrtho (4) 11,208 344
Siemens Healthineers (EUR)  25,269 1,337
Sonova Holding (CHF)  1,442 453
Stryker  4,694 1,796
Sysmex (JPY)  25,600 430
14,811
Health Care Providers & Services  1.1%
Alignment Healthcare (4) 28,429 437
BrightSpring Health Services (4) 11,630 277
Cencora  12,853 3,743
Cigna Group  4,589 1,453
Concentra Group Holdings Parent  7,776 168
Elevance Health  6,142 2,358
GeneDx Holdings (4) 3,508 250
HCA Healthcare  3,257 1,242
HealthEquity (4) 2,037 205
Molina Healthcare (4) 5,200 1,586
NeoGenomics (4) 8,785 64
Oscar Health, Class A (4) 27,183 375
Quest Diagnostics  11,941 2,070
RadNet (4) 4,908 282
Tenet Healthcare (4) 11,371 1,919
UnitedHealth Group  14,395 4,346
20,775
Health Care Technology  0.0%
Doximity, Class A (4) 265 14
14
Life Sciences Tools & Services  0.3%
Avantor (4) 15,550 201
BioLife Solutions (4) 14,385 315
Bio-Techne  3,108 150
Bruker  4,628 170
Danaher  6,722 1,276
Mettler-Toledo International (4) 120 139
Repligen (4) 965 114
Revvity  15,739 1,423
Sotera Health (4) 20,422 250
Stevanato Group  9,406 209

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  4,111 1,656
5,903
Pharmaceuticals  1.1%
Astellas Pharma (JPY)  41,200 407
AstraZeneca, ADR  65,159 4,746
Axsome Therapeutics (4) 894 94
Chugai Pharmaceutical (JPY)  21,200 1,108
Corcept Therapeutics (4) 2,030 157
Elanco Animal Health (4) 24,292 327
Eli Lilly  7,409 5,465
Novartis (CHF)  17,525 2,023
Novo Nordisk, Class B (DKK)  23,699 1,684
Perrigo  3,377 90
Roche Holding (CHF)  8,130 2,634
Sanofi (EUR)  18,815 1,863
Zoetis  164 28
20,626
Total Health Care 71,772
INDUSTRIALS & BUSINESS SERVICES  4.3%
Aerospace & Defense  0.7%
General Electric  21,108 5,191
Karman Holdings (4) 4,316 185
L3Harris Technologies  5,705 1,394
Leonardo DRS  4,605 195
Loar Holdings (4) 3,410 297
Melrose Industries (GBP)  190,647 1,208
Mercury Systems (4) 1,748 86
Northrop Grumman  2,484 1,204
Rheinmetall (EUR)  460 986
Safran (EUR)  6,782 2,006
Thales (EUR)  2,277 697
TransDigm Group  295 433
13,882
Building Products  0.1%
AZZ  5,367 487
CSW Industrials  392 120
Kingspan Group (EUR)  5,252 451
Owens Corning  4,533 607
Simpson Manufacturing  361 56
1,721

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  0.3%
ACV Auctions, Class A (4) 3,810 62
Casella Waste Systems, Class A (4) 1,562 183
Cintas  1,607 364
Element Fleet Management (CAD)  69,371 1,653
MSA Safety  1,256 205
Republic Services  11,000 2,830
Tetra Tech  109 4
Veralto  896 91
VSE  6,573 855
6,247
Construction & Engineering  0.1%
API Group (4) 15,591 727
Arcosa  3,291 284
Shimizu (JPY)  49,200 541
Worley (AUD)  58,734 493
2,045
Electrical Equipment  0.6%
ABB (CHF)  31,042 1,758
AMETEK  22,618 4,043
GE Vernova  1,114 527
Legrand (EUR)  7,995 971
Mitsubishi Electric (JPY)  82,800 1,652
Prysmian (EUR)  24,914 1,602
Rockwell Automation  1,384 437
Thermon Group Holdings (4) 4,384 114
11,104
Ground Transportation  0.5%
Norfolk Southern  14,993 3,705
Old Dominion Freight Line  16,401 2,627
RXO (4) 9,955 154
Saia (4) 1,455 385
Union Pacific  8,092 1,794
8,665
Industrial Conglomerates  0.3%
DCC (GBP)  10,471 654
Roper Technologies  1,369 781
Siemens (EUR)  21,128 5,082
6,517
Machinery  1.0%
Atmus Filtration Technologies  5,127 185

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crane  1,098 188
Deere  8,390 4,248
Enerpac Tool Group  4,127 177
Enpro  2,387 442
Esab  5,779 711
ESCO Technologies  1,161 210
Federal Signal  3,231 304
Graco  3,818 323
Helios Technologies  2,027 61
Hillman Solutions (4) 12,954 94
Ingersoll Rand  12,379 1,011
ITT  250 38
KION Group (EUR)  12,548 584
Parker-Hannifin  5,762 3,830
RBC Bearings (4) 2,052 751
Sandvik (SEK)  46,840 1,022
SMC (JPY)  1,300 487
Spirax Group (GBP)  3,235 250
SPX Technologies (4) 1,373 209
Toyota Industries (JPY)  4,700 588
Weir Group (GBP)  3,315 108
Westinghouse Air Brake Technologies  12,858 2,601
Xylem  8,661 1,092
19,514
Passenger Airlines  0.0%
Ryanair Holdings, ADR  9,400 523
523
Professional Services  0.3%
Acuren (4) 1,288 14
Booz Allen Hamilton Holding  6,779 720
Broadridge Financial Solutions  4,958 1,204
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (4)(6)(7) 4,755 29
Equifax  6,496 1,716
First Advantage (4) 4,748 81
Parsons (4) 6,511 422
Paylocity Holding (4) 946 181
Recruit Holdings (JPY)  13,900 828
TechnoPro Holdings (JPY)  31,700 861
Teleperformance (EUR)  3,723 376
6,432
Trading Companies & Distributors  0.4%
AerCap Holdings  7,166 829

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ashtead Group (GBP)  4,997 293
Bunzl (GBP)  24,084 772
Custom Truck One Source (4) 14,768 64
Diploma (GBP)  3,361 212
Ferguson Enterprises  6,411 1,169
FTAI Aviation  2,457 288
GMS (4) 2,644 200
McGrath RentCorp  2,012 226
Mitsubishi (JPY)  34,700 702
QXO  12,305 209
Rush Enterprises, Class A  3,420 170
SiteOne Landscape Supply (4) 6,108 713
Sumitomo (JPY)  51,000 1,299
7,146
Total Industrials & Business Services 83,796
INFORMATION TECHNOLOGY  7.0%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  123,232 1,049
1,049
Electronic Equipment, Instruments & Components  0.6%
CTS  4,071 166
Hamamatsu Photonics (JPY)  29,800 320
Keysight Technologies (4) 27,233 4,277
Largan Precision (TWD)  4,000 304
Mirion Technologies (4) 42,728 816
Murata Manufacturing (JPY)  28,500 413
Novanta (4) 1,502 186
PAR Technology (4) 8,618 565
TE Connectivity  20,184 3,231
Teledyne Technologies (4) 2,753 1,373
11,651
IT Services  0.3%
Accenture, Class A  9,417 2,983
Globant (4) 1,430 140
NEC (JPY)  39,000 1,018
Nomura Research Institute (JPY)  26,500 1,022
Shopify, Class A (4) 9,743 1,045
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (4)(6)(7) 960 33
6,241
Semiconductors & Semiconductor Equipment  2.8%
Analog Devices  14,525 3,108

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding (EUR)  3,807 2,805
ASML Holding  1,564 1,152
BE Semiconductor Industries (EUR)  4,053 490
Broadcom  37,393 9,052
Entegris  895 62
Intel  30,205 590
KLA  1,266 958
Lattice Semiconductor (4) 12,869 578
MACOM Technology Solutions Holdings (4) 1,806 220
Monolithic Power Systems  918 608
NVIDIA  182,112 24,609
NXP Semiconductors  5,595 1,069
Renesas Electronics (JPY)  42,700 519
Taiwan Semiconductor Manufacturing (TWD)  112,719 3,595
Taiwan Semiconductor Manufacturing, ADR  9,398 1,817
Texas Instruments  13,724 2,509
Tokyo Electron (JPY)  6,400 1,007
54,748
Software  2.3%
Alkami Technology (4) 2,003 57
Amplitude, Class A (4) 29,421 364
Aurora Innovation (4) 39,231 238
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (4)(6)
(7) 166 239
CCC Intelligent Solutions Holdings (4) 7,412 65
Confluent, Class A (4) 3,928 90
Crowdstrike Holdings, Class A (4) 1,128 532
Datadog, Class A (4) 1,540 181
Descartes Systems Group (4) 5,315 616
Fair Isaac (4) 574 991
Gusto, Acquisition Date: 10/4/21, Cost $90 (4)(6)(7) 3,136 80
I3 Verticals, Class A (4) 6,543 162
Intapp (4) 4,005 221
Intuit  1,379 1,039
JFrog (4) 5,364 230
Microsoft  63,632 29,294
nCino (4) 7,256 191
Onestream (4) 12,855 361
Palantir Technologies, Class A (4) 800 105
Salesforce  4,747 1,260
SAP (EUR)  10,835 3,278
ServiceNow (4) 3,033 3,067

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $57 (4)(7) 1,813 201
Socure, Acquisition Date: 12/22/21, Cost $16 (4)(6)(7) 1,018 5
Synopsys (4) 2,305 1,069
Workiva (4) 3,873 261
44,197
Technology Hardware, Storage & Peripherals  0.9%
Apple  76,594 15,384
IonQ (4) 272 11
Samsung Electronics (KRW)  29,452 1,195
16,590
Total Information Technology 134,476
MATERIALS  1.6%
Chemicals  0.9%
Air Liquide (EUR)  7,645 1,584
Akzo Nobel (EUR)  10,906 744
BASF (EUR)  14,173 683
Covestro (EUR) (4) 11,745 807
Element Solutions  14,673 314
HB Fuller  3,378 189
Johnson Matthey (GBP)  21,103 490
Linde  9,635 4,505
Mosaic  17,339 627
PPG Industries  8,333 923
PureCycle Technologies (4) 2,994 28
Sherwin-Williams  13,039 4,679
Shin-Etsu Chemical (JPY)  34,600 1,105
16,678
Construction Materials  0.1%
Holcim (CHF)  7,197 797
Knife River (4) 2,154 203
1,000
Containers & Packaging  0.3%
Ball  16,100 863
International Paper  73,312 3,505
Packaging Corp. of America  6,621 1,279
5,647
Metals & Mining  0.3%
Alamos Gold, Class A (CAD)  227 6
Antofagasta (GBP)  46,155 1,102
BHP Group (AUD)  21,729 534

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (GBP)  29,483 718
Capstone Copper (CAD) (4) 37,189 202
Constellium (4) 15,919 193
Franco-Nevada  4,369 737
Freeport-McMoRan  19,638 756
OR Royalties  26,337 673
Royal Gold  83 15
Steel Dynamics  6,771 833
5,769
Paper & Forest Products  0.0%
Louisiana-Pacific  2,049 185
Stora Enso, Class R (EUR)  51,919 525
710
Total Materials 29,804
REAL ESTATE  0.5%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  4,070 628
628
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,496 145
145
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,642 278
Segro (GBP)  47,623 448
Terreno Realty, REIT  5,432 307
1,033
Real Estate Management & Development  0.1%
Colliers International Group  2,380 287
FirstService  1,743 305
Landbridge, Class A  4,115 294
Mitsui Fudosan (JPY)  144,400 1,383
Redfin (4) 13,296 133
2,402
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  5,378 1,112
Essex Property Trust, REIT  3,168 899
Flagship Communities REIT  8,661 157
Independence Realty Trust, REIT  19,908 370
UNITE Group (GBP)  12,008 140
2,678

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  17,014 386
Macerich, REIT  6,176 100
Scentre Group (AUD)  417,983 990
1,476
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  13,369 572
Public Storage, REIT  4,915 1,516
VICI Properties, REIT  22,938 727
2,815
Total Real Estate 11,177
UTILITIES  0.8%
Electric Utilities  0.3%
Constellation Energy  4,366 1,337
Exelon  10,112 443
Hawaiian Electric Industries (4) 17,185 184
IDACORP  3,195 380
NextEra Energy  6,007 424
OGE Energy  8,304 369
TXNM Energy  6,703 380
Xcel Energy  31,336 2,197
5,714
Gas Utilities  0.1%
Atmos Energy  13,706 2,120
Chesapeake Utilities  3,965 484
2,604
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  28,800 484
484
Multi-Utilities  0.3%
Ameren  29,353 2,844
Engie (EUR)  65,629 1,417
National Grid (GBP) (5) 117,323 1,661
5,922
Water Utilities  0.1%
American Water Works  5,236 749
California Water Service Group  4,665 220

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  2,596 150
1,119
Total Utilities 15,843
Total Miscellaneous Common Stocks  0.0% (8) 765
Total Common Stocks (Cost $355,686) 650,595
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Health Care Equipment & Supplies  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $33 (4)(6)(7) 32,600 44
Total Health Care 44
Total Convertible Bonds (Cost $33) 44
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (4)(6)(7) 14,624 13
Total Consumer Discretionary 13
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (4)(6)(7) 14 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $74 (4)
(6)(7) 699 44
Total Financials 44
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (4)(6)(7) 14,745 75
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (4)(6)(7) 7,833 71
146

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (4)(6)
(7) 44,249 37
37
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (4)(6)(7) 34,928 47
47
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (4)(6)(7) 3,497 41
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $47 (4)(6)(7) 4,418 13
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (4)(6)(7) 4,451 72
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (4)(6)(7) 2,075 33
159
Total Health Care 389
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (4)(6)(7) 1,182 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (4)(6)(7) 16,618 46
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (4)(6)(7) 3,037 8
55
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (4)(6)(7) 3,599 19
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (4)(6)(7) 1,206 6
25
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (4)(6)
(7) 2,189 4
4
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (4)(6)(7) 6,984 43
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (4)(6)(7) 9,798 60
103
Total Industrials & Business Services 187

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (4)(6)(7) 2,473 11
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (4)(6)
(7) 777 3
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (4)(6)(7) 220 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (4)(6)(7) 20 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(7) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $17 (4)(6)(7) 769 27
50
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (4)
(6)(7) 815 58
58
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (4)(6)(7) 10 14
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (4)(6)
(7) 1,581 146
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (4)
(6)(7) 3,552 329
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (4)(6)
(7) 401 37
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (4)(6)(7) 4,351 111
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (4)(6)(7) 7,799 100
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (4)(6)(7) 2,102 27
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (4)(6)(7) 8,514 29
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (4)(6)(7) 1,237 7
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (4)(6)
(7) 1,015 6
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(7) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (4)(6)(7) 2,353 13
819
Total Information Technology 927

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (4)(6)(7) 1,182 70
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (4)(6)(7) 1,910 38
108
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (4)(6)(7) 1,739 148
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (4)(6)(7) 758 64
212
Total Materials 320
Total Convertible Preferred Stocks (Cost $2,208) 1,880
CORPORATE BONDS  4.8%
3M, 4.80%, 3/15/30  410,000 413
3M, 5.15%, 3/15/35  405,000 400
AbbVie, 5.05%, 3/15/34  1,360,000 1,360
AEP Transmission, 5.375%, 6/15/35  70,000 70
AES, 5.80%, 3/15/32  405,000 402
AES Andes, 6.25%, 3/14/32 (1) 230,000 231
AGCO, 5.80%, 3/21/34  95,000 95
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 62
Amcor Flexibles North America, 4.80%, 3/17/28 (1) 170,000 171
Amcor Flexibles North America, 5.10%, 3/17/30 (1) 105,000 106
American Express, VR, 5.016%, 4/25/31 (9) 420,000 424
American Express, VR, 5.667%, 4/25/36 (9) 160,000 163
American Homes 4 Rent, 5.25%, 3/15/35  100,000 97
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  245,000 278
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  279,000 312
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  548,000 536
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 209
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 72
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 94
Appalachian Power, 5.65%, 4/1/34  109,000 110
AppLovin, 5.375%, 12/1/31  130,000 131
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  80,000 81
Arthur J Gallagher, 5.00%, 2/15/32  25,000 25
Astrazeneca Finance, 5.00%, 2/26/34  580,000 582

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 414
Atlassian, 5.25%, 5/15/29  115,000 117
Autoliv, 3.625%, 8/7/29 (EUR)  175,000 203
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  560,000 616
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  435,000 469
BAE Systems, 5.30%, 3/26/34 (1) 250,000 252
Baltimore Gas & Electric, 5.45%, 6/1/35  130,000 131
Bank of America, VR, 1.898%, 7/23/31 (9) 2,235,000 1,936
Bank of America, VR, 5.518%, 10/25/35 (9) 590,000 579
Bank of America, VR, 5.819%, 9/15/29 (9) 616,000 639
Barclays, VR, 5.086%, 2/25/29 (9) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (9) 230,000 232
BAT Capital, 5.35%, 8/15/32  415,000 418
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 447
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 209
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  200,000 212
Boeing, 3.75%, 2/1/50  215,000 147
Boeing, 5.705%, 5/1/40  200,000 192
Boeing, 6.388%, 5/1/31  195,000 208
Boeing, 6.528%, 5/1/34  151,000 161
Boeing, 6.858%, 5/1/54  729,000 780
Booz Allen Hamilton, 5.95%, 8/4/33  168,000 169
Booz Allen Hamilton, 5.95%, 4/15/35  215,000 213
Boston Gas, 6.119%, 7/20/53 (1) 145,000 141
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 1,024
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 85
Broadcom, 4.35%, 2/15/30  500,000 492
Broadcom, 4.55%, 2/15/32  190,000 186
Broadcom, 5.15%, 11/15/31  300,000 305
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 319
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 455,000 468
CaixaBank, VR, 6.208%, 1/18/29 (1)(9) 505,000 521
Capital One Financial, VR, 7.624%, 10/30/31 (9) 75,000 84
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(10) 85,509 88
Carvana, 11.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(10) 151,160 159
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(10) 193,648 224
CBRE Services, 4.80%, 6/15/30  110,000 109
Celanese U.S. Holdings, 6.58%, 7/15/29  102,000 105
Celanese U.S. Holdings, 6.629%, 7/15/32  340,000 348
Celanese U.S. Holdings, 7.05%, 11/15/30  122,000 126
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 202
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  800,000 845

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 201
Centene, 2.50%, 3/1/31  505,000 430
Centene, 2.625%, 8/1/31  805,000 680
Centene, 4.25%, 12/15/27  85,000 83
Centene, 4.625%, 12/15/29  399,000 385
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (9) 700,000 832
Charter Communications Operating, 3.90%, 6/1/52  582,000 384
Charter Communications Operating, 6.55%, 6/1/34  98,000 103
Cheniere Energy, 4.625%, 10/15/28  170,000 168
Cheniere Energy, 5.65%, 4/15/34  380,000 379
Cheniere Energy Partners, 4.50%, 10/1/29  102,000 100
Cheniere Energy Partners, 5.75%, 8/15/34  575,000 577
Cheniere Energy Partners, 5.95%, 6/30/33  154,000 157
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 110,000 111
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 194
Citigroup, 4.45%, 9/29/27  125,000 124
Citigroup, VR, 5.827%, 2/13/35 (9) 678,000 675
Citigroup, VR, 6.02%, 1/24/36 (9) 425,000 427
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 90
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 414
Comcast, 2.887%, 11/1/51  640,000 380
Comcast, 3.25%, 11/1/39  360,000 276
Comcast, 5.65%, 6/1/54  495,000 470
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(9) 215,000 206
Constellation Brands, 4.80%, 5/1/30  40,000 40
Constellation Energy Generation, 5.75%, 3/15/54  145,000 138
Consumers Energy, 4.50%, 1/15/31  110,000 109
Consumers Energy, 5.05%, 5/15/35  70,000 69
Corebridge Financial, 3.85%, 4/5/29  90,000 87
Corebridge Financial, 3.90%, 4/5/32  430,000 395
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 82
Coterra Energy, 5.40%, 2/15/35  433,000 419
Coterra Energy, 5.60%, 3/15/34  94,000 93
Cox Communications, 5.70%, 6/15/33 (1) 198,000 197
Cox Communications, 5.80%, 12/15/53 (1) 425,000 377
Credit Agricole, VR, 5.222%, 5/27/31 (1)(9) 250,000 253
CRH SMW Finance, 5.125%, 1/9/30  205,000 208
Crown Castle, 5.80%, 3/1/34  210,000 214
CVS Health, 5.05%, 3/25/48  729,000 607
CVS Health, 5.625%, 2/21/53  440,000 391
CVS Health, VR, 6.75%, 12/10/54 (9) 20,000 20
CVS Health, VR, 7.00%, 3/10/55 (9) 145,000 146
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 310,000 319

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere, 5.45%, 1/16/35  390,000 398
Diageo Investment, 5.125%, 8/15/30  200,000 204
Diamondback Energy, 5.40%, 4/18/34  590,000 579
Diamondback Energy, 5.75%, 4/18/54  192,000 171
DTE Energy, 4.875%, 6/1/28  80,000 80
DTE Energy, 5.10%, 3/1/29  585,000 592
DTE Energy, 5.20%, 4/1/30  350,000 355
Element Fleet Management, 5.037%, 3/25/30 (1) 160,000 159
Elevance Health, 4.75%, 2/15/30  160,000 161
Elevance Health, 4.95%, 11/1/31  215,000 215
Elevance Health, 5.125%, 2/15/53  220,000 191
Engie, 5.625%, 4/10/34 (1) 200,000 202
Eni, 5.75%, 5/19/35 (1) 200,000 200
Eni, 5.95%, 5/15/54 (1) 360,000 336
Eversource Energy, 5.85%, 4/15/31  295,000 307
Eversource Energy, 5.95%, 7/15/34  560,000 576
Expand Energy, 4.75%, 2/1/32  246,000 232
Expand Energy, 5.375%, 2/1/29  268,000 268
Expand Energy, 5.375%, 3/15/30  287,000 285
Extra Space Storage, 5.40%, 6/15/35  280,000 275
Ferguson Enterprises, 5.00%, 10/3/34  55,000 53
First American Financial, 2.40%, 8/15/31  475,000 398
FirstEnergy, 2.65%, 3/1/30  348,000 315
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 57
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 127
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 200,000 184
Ford Motor Credit, 5.80%, 3/5/27  460,000 459
Ford Motor Credit, 5.918%, 3/20/28  255,000 255
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 200,000 202
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 203
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 204
Freeport-McMoRan, 4.25%, 3/1/30  95,000 92
Freeport-McMoRan, 4.375%, 8/1/28  169,000 167
Freeport-McMoRan, 4.625%, 8/1/30  66,000 65
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
Freeport-McMoRan, 5.45%, 3/15/43  170,000 158
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 234
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 251
General Dynamics, 4.95%, 8/15/35  130,000 128
General Motors Financial, 5.55%, 7/15/29  290,000 293
Goldman Sachs Group, VR, 3.615%, 3/15/28 (9) 515,000 506
Goldman Sachs Group, VR, 4.482%, 8/23/28 (9) 760,000 757

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 4.692%, 10/23/30 (9) 395,000 393
Goldman Sachs Group, VR, 5.016%, 10/23/35 (9) 430,000 417
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 314,000 311
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  759,000 740
Harbour Energy, 6.327%, 4/1/35 (1) 280,000 271
HCA, 2.375%, 7/15/31  185,000 158
HCA, 5.25%, 3/1/30  160,000 162
HCA, 5.45%, 9/15/34  195,000 193
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 157
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 200
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 381
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 156
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 557
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 97
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 118
Hewlett Packard Enterprise, 4.55%, 10/15/29  77,000 76
Hexcel, 5.875%, 2/26/35  70,000 70
HF Sinclair, 5.75%, 1/15/31  330,000 332
HF Sinclair, 6.25%, 1/15/35  292,000 288
Holcim Finance U.S., 4.70%, 4/7/28 (1) 145,000 146
Holcim Finance U.S., 4.95%, 4/7/30 (1) 170,000 171
Home Depot, 4.95%, 6/25/34  395,000 395
HSBC Holdings, VR, 5.13%, 3/3/31 (5)(9) 200,000 201
Humana, 4.875%, 4/1/30  332,000 330
Humana, 5.55%, 5/1/35  410,000 403
Hyatt Hotels, 5.375%, 12/15/31  225,000 222
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 250
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 165
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 131
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 80
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 177
Icon Investments Six, 5.849%, 5/8/29  200,000 205
Icon Investments Six, 6.00%, 5/8/34  200,000 199
IMCD, 3.625%, 4/30/30 (EUR)  180,000 204
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 125,000 119
Intel, 3.25%, 11/15/49  980,000 598
Interpublic Group, 4.65%, 10/1/28  195,000 195
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 71
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 114
IPALCO Enterprises, 5.75%, 4/1/34  210,000 209
IQVIA, 6.25%, 2/1/29  340,000 352

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jackson Financial, 5.17%, 6/8/27  415,000 418
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 230,000 234
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 1,370,000 1,234
JPMorgan Chase, VR, 2.739%, 10/15/30 (9) 250,000 230
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 805,000 734
JPMorgan Chase, VR, 4.603%, 10/22/30 (9) 395,000 393
JPMorgan Chase, VR, 4.946%, 10/22/35 (9) 290,000 282
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 245,000 247
JPMorgan Chase, VR, 5.103%, 4/22/31 (9) 150,000 152
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 225,000 226
Kroger, 5.50%, 9/15/54  335,000 309
Las Vegas Sands, 3.50%, 8/18/26  210,000 205
LPL Holdings, 4.90%, 4/3/28  125,000 125
LPL Holdings, 5.20%, 3/15/30  281,000 282
Magna International, 5.875%, 6/1/35  50,000 50
Marriott International, 5.50%, 4/15/37  280,000 274
Mars, 4.75%, 4/20/33 (1) 420,000 411
Mars, 5.20%, 3/1/35 (1) 380,000 378
Mars, 5.65%, 5/1/45 (1) 275,000 269
Marvell Technology, 2.95%, 4/15/31  322,000 287
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 585
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 1,095,000 1,106
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 385,000 391
Morgan Stanley, VR, 5.664%, 4/17/36 (9) 180,000 183
Motorola Solutions, 5.40%, 4/15/34  180,000 181
MSCI, 4.00%, 11/15/29 (1) 101,000 96
National Fuel Gas, 5.50%, 3/15/30  150,000 153
Netflix, 4.625%, 5/15/29 (EUR)  655,000 798
Nexa Resources, 6.60%, 4/8/37 (1) 200,000 198
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 220
NiSource, 5.25%, 3/30/28  85,000 87
NRG Energy, 4.45%, 6/15/29 (1) 195,000 190
NXP, 3.125%, 2/15/42  272,000 186
NXP, 3.25%, 11/30/51  827,000 507
NXP, 3.40%, 5/1/30  475,000 444
NXP, 4.30%, 6/18/29  119,000 117
Occidental Petroleum, 6.375%, 9/1/28  115,000 118
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,078
ONEOK, 4.40%, 10/15/29  195,000 192
ONEOK, 6.05%, 9/1/33  227,000 233
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 382
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 981
Paychex, 5.10%, 4/15/30  170,000 172

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paychex, 5.60%, 4/15/35  145,000 147
PNC Financial Services Group, VR, 5.575%, 1/29/36 (9) 200,000 201
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 204
PSEG Power, 5.20%, 5/15/30 (1) 100,000 101
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 540,000 501
Realty Income, 5.125%, 4/15/35  65,000 64
Regal Rexnord, 6.05%, 4/15/28  380,000 389
Regions Financial, VR, 5.722%, 6/6/30 (9) 190,000 194
Reinsurance Group of America, 6.00%, 9/15/33  455,000 470
Reinsurance Group of America, VR, 6.65%, 9/15/55 (9) 80,000 79
RenaissanceRe Holdings, 5.80%, 4/1/35  115,000 116
Revvity, 1.90%, 9/15/28  325,000 297
Revvity, 2.25%, 9/15/31  190,000 160
Rogers Communications, 3.80%, 3/15/32  275,000 251
Rogers Communications, 4.35%, 5/1/49  35,000 27
Rogers Communications, 5.00%, 2/15/29  469,000 473
Rogers Communications, 5.30%, 2/15/34  525,000 516
Ross Stores, 1.875%, 4/15/31  480,000 406
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 89
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 111
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 202
Santander Holdings USA, VR, 5.473%, 3/20/29 (9) 230,000 232
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 357
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 483
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 530
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 139
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 385
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 417
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 203
Sitios Latinoamerica, 5.375%, 4/4/32  205,000 196
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 196
Snam, 5.75%, 5/28/35 (1) 200,000 201
Snam, 6.50%, 5/28/55 (1) 200,000 202
Societe Generale, VR, 2.797%, 1/19/28 (1)(9) 393,000 380
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 395,000 399
Sodexo, 5.15%, 8/15/30 (1) 200,000 202
Solventum, 5.40%, 3/1/29  400,000 408
Solventum, 5.60%, 3/23/34  490,000 494
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 280,000 277
Southern, 5.20%, 6/15/33  665,000 664
Southern, 5.70%, 3/15/34  515,000 529
Southern California Gas, 5.45%, 6/15/35  185,000 185
Sprint Capital, 6.875%, 11/15/28  540,000 576

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprint Capital, 8.75%, 3/15/32  395,000 473
State Street, 4.834%, 4/24/30  110,000 111
Steel Dynamics, 5.25%, 5/15/35  250,000 246
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 405,000 406
Sutter Health, 5.164%, 8/15/33  135,000 135
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 76
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 269
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(9) 200,000 196
Synopsys, 4.85%, 4/1/30  280,000 283
Synopsys, 5.70%, 4/1/55  290,000 277
T-Mobile USA, 3.50%, 4/15/31  325,000 302
Targa Resources, 6.125%, 5/15/55  38,000 36
Targa Resources, 6.15%, 3/1/29  159,000 166
Targa Resources Partners, 5.00%, 1/15/28  68,000 68
Targa Resources Partners, 5.50%, 3/1/30  600,000 604
Targa Resources Partners, 6.875%, 1/15/29  81,000 83
Texas Instruments, 5.10%, 5/23/35  385,000 386
Time Warner Cable, 6.55%, 5/1/37  33,000 33
Time Warner Cable, 6.75%, 6/15/39  170,000 172
Time Warner Cable, 7.30%, 7/1/38  50,000 53
Time Warner Cable Enterprises, 8.375%, 7/15/33  188,000 214
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 117
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 113
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 50
U.S. Bancorp, VR, 4.967%, 7/22/33 (9) 205,000 199
Uber Technologies, 4.30%, 1/15/30  450,000 442
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 414
UBS Group, VR, 3.091%, 5/14/32 (1)(9) 490,000 439
UBS Group, VR, 6.537%, 8/12/33 (1)(9) 480,000 516
UnitedHealth Group, 4.50%, 4/15/33  420,000 401
Valero Energy, 5.15%, 2/15/30  95,000 96
Var Energi, 5.50%, 5/4/29 (EUR)  330,000 402
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 132
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 189
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 198
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 225,000 225
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  70,000 82
Wells Fargo, VR, 4.611%, 4/25/53 (9) 440,000 363
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 200
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  400,000 427
Total Corporate Bonds (Cost $92,883) 92,144

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY FUNDS  11.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,728,381 57,071
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 12,826,472 116,080
T. Rowe Price Real Assets Fund - I Class (3) 3,483,258 51,413
Total Equity Funds (Cost $221,078) 224,564
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 445
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 226
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 197
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 200,000 193
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 268,448 265
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 220,000 224
Logicor Financing, 0.875%, 1/14/31 (EUR)  430,000 418
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 940,000 952
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 310,000 314
Petroleos Mexicanos, 8.75%, 6/2/29  595,000 603
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  480,000 556
Republic of Poland, 5.50%, 3/18/54  215,000 195
Total Foreign Government Obligations & Municipalities
(Cost $4,554) 4,588
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  65,000 70
70
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  70,714 75
75
Total Municipal Securities (Cost $143) 145
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 229,669 210
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 203
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.603%, 11/15/34 (1) 235,000 2

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 185,838 167
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  915,000 948
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.622%, 12/15/39 (1) 407,906 408
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.97%, 5/15/41 (1) 752,844 754
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.652%, 1/15/42 (1) 300,000 298
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.70%, 6/15/35 (1) 125,000 125
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 56,920 50
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 178,961 148
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 21,940 21
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  252,090 250
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.97%, 8/15/41 (1) 395,000 394
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 198,278 198
Fannie Mae Connecticut Avenue Securities, Series 2017-
C06, Class 1M2B, CMO, ARM, SOFR30A + 2.764%, 7.086%,
2/25/30  29,366 29
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.289%, 3/25/50 (1) 126,188 121
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.541%, 12/25/49 (1) 750,000 733
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 22,236 20
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 16,408 15
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 310,405 310
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.206%, 7/25/44 (1) 4,089 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 190,734 159
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 250,785 251
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 410,000 418

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 132,569 112
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 180
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 70,134 63
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 81,208 72
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.565%, 12/25/50 (1) 279,665 243
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 69,728 62
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 3,258 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 7,623 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 291,983 251
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.92%, 5/15/41 (1) 265,000 264
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 353,278 351
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 263,674 213
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 125,000 122
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,670,116 1,216
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 200,844 202
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.72%, 5/15/39 (1) 555,000 551
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  120,491 116
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 210,130 197
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 30,706 29
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,302 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 25,533 24
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,015 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.572%, 5/25/44 (1) 255,693 257

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.439%, 10/25/59 (1) 149,935 151
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.92%, 6/15/39 (1) 295,000 293
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 349,661 278
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 184,171 158
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 315,000 316
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 2.014%, 6.343%, 2/15/40 (1) 264,000 264
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $12,824) 12,239
PRIVATE INVESTMENT COMPANIES  6.5%
Blackstone Partners Offshore Fund, Series E1 (4)(6) 46,362 124,771
Total Private Investment Companies (Cost $72,105) 124,771
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.9%
U.S. Government Agency Obligations  3.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  82,815 80
3.00%, 12/1/42 - 4/1/47  408,338 362
3.50%, 8/1/42 - 3/1/44  364,429 337
4.00%, 8/1/40 - 9/1/45  278,154 263
4.50%, 6/1/39 - 10/1/41  211,754 208
5.00%, 8/1/35 - 8/1/40  145,252 146
5.50%, 10/1/38  47,374 48
6.00%, 10/1/32 - 8/1/38  37,567 39
6.50%, 9/1/34  8,423 9
7.00%, 4/1/32 - 6/1/32  1,699 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.078%, 10/1/36  1,040 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  2,894 3
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  4,503 5
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  3,597 4
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  6,553 7
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  2,253 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  1,013,928 132

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2.50%, 7/25/50  2,142,642 360
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  177,417 156
2.00%, 8/1/36 - 5/1/52  4,420,681 3,494
2.50%, 3/1/42 - 5/1/52  3,343,075 2,764
3.00%, 5/1/31 - 1/1/52  1,002,885 893
3.50%, 6/1/35 - 11/1/50  834,029 761
4.00%, 8/1/37 - 2/1/50  556,763 528
4.50%, 5/1/50 - 10/1/53  1,256,045 1,188
5.00%, 10/1/52 - 12/1/54  1,108,221 1,077
5.50%, 8/1/53 - 10/1/54  2,143,428 2,136
6.00%, 6/1/54 - 12/1/54  925,446 938
6.50%, 1/1/54 - 1/1/55  723,422 744
Federal National Mortgage Assn.
3.00%, 2/1/44  4,773 4
3.50%, 6/1/42 - 5/1/46  483,410 445
4.00%, 11/1/40  144,441 137
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.875%,
7.812%, 8/1/36  5,711 6
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  279,301 36
2.50%, 5/25/47  1,220,330 163
6.50%, 2/25/32  788 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  730,388 607
2.00%, 9/1/36 - 5/1/52  12,939,143 10,408
2.50%, 8/1/30 - 9/1/52  8,709,794 7,267
3.00%, 1/1/27 - 7/1/50  4,949,521 4,415
3.50%, 2/1/35 - 1/1/52  2,758,091 2,537
4.00%, 11/1/40 - 12/1/52  2,549,479 2,407
4.50%, 7/1/39 - 7/1/52  1,646,669 1,591
5.00%, 3/1/34 - 9/1/53  2,068,476 2,037
5.50%, 12/1/34 - 10/1/54  2,195,576 2,195
6.00%, 3/1/33 - 8/1/54  3,433,501 3,493
6.50%, 7/1/32 - 1/1/55  1,583,350 1,632
7.00%, 1/1/31 - 3/1/54  129,266 136
UMBS, TBA
5.00%, 6/1/40 - 6/1/55 (11) 760,000 750
56,953
U.S. Government Obligations  0.9%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  248,937 220
2.00%, 1/20/51 - 3/20/52  3,216,924 2,585
2.50%, 8/20/50 - 12/20/51  3,905,566 3,274

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 7/15/43 - 6/20/52  2,552,160 2,236
3.50%, 8/20/42 - 7/20/52  1,739,579 1,574
4.00%, 2/20/41 - 10/20/52  1,927,507 1,783
4.50%, 11/20/39 - 4/20/53  1,251,404 1,207
5.00%, 7/20/39 - 6/20/49  838,859 831
5.50%, 1/20/36 - 3/20/49  425,310 430
6.00%, 4/15/36 - 11/20/52  454,815 463
7.00%, 2/20/27  447 —
7.50%, 6/15/32  2,662 3
8.00%, 10/20/25  3 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  53,862 49
3.50%, 10/20/50  250,000 204
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  6,451,205 766
2.50%, 6/20/51  3,155,688 430
3.50%, 5/20/43  42,486 6
4.00%, 2/20/43  27,402 4
Government National Mortgage Assn., TBA (11)
5.00%, 6/20/55  690,000 669
5.50%, 6/20/55  1,320,000 1,310
6.00%, 6/20/55  195,000 197
18,241
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $80,757) 75,194
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.6%
U.S. Treasury Obligations  7.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  865,000 525
U.S. Treasury Bonds, 3.375%, 8/15/42 (12) 8,620,000 7,093
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,802
U.S. Treasury Bonds, 4.00%, 11/15/42  7,635,000 6,833
U.S. Treasury Bonds, 4.125%, 8/15/44  3,140,000 2,822
U.S. Treasury Bonds, 4.25%, 2/15/54  3,405,000 3,041
U.S. Treasury Bonds, 4.25%, 8/15/54  5,620,000 5,026
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 267
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 10,715
U.S. Treasury Bonds, 4.50%, 11/15/54  9,610,000 8,972
U.S. Treasury Bonds, 4.625%, 11/15/44  3,740,000 3,593
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,054
U.S. Treasury Bonds, 4.75%, 2/15/45  380,000 371
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,013

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,927
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,264
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,659
U.S. Treasury Notes, 3.75%, 4/30/27  3,370,000 3,360
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,545
U.S. Treasury Notes, 3.875%, 4/30/30  5,520,000 5,499
U.S. Treasury Notes, 3.875%, 8/15/34  3,660,000 3,527
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,556
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,723
U.S. Treasury Notes, 4.125%, 10/31/26  1,215,000 1,217
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,589
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 417
U.S. Treasury Notes, 4.125%, 10/31/29  280,000 282
U.S. Treasury Notes, 4.125%, 3/31/32  3,500,000 3,494
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,686
U.S. Treasury Notes, 4.25%, 11/15/34  1,445,000 1,431
U.S. Treasury Notes, 4.375%, 12/31/29 (12) 7,920,000 8,060
U.S. Treasury Notes, 4.375%, 5/15/34  13,520,000 13,562
U.S. Treasury Notes, 4.50%, 7/15/26  1,065,000 1,069
U.S. Treasury Notes, 4.625%, 10/15/26  10,720,000 10,802
U.S. Treasury Notes, 4.625%, 9/30/28  2,070,000 2,118
U.S. Treasury Notes, 4.625%, 2/15/35  4,875,000 4,968
145,882
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $149,429) 145,882
SHORT-TERM INVESTMENTS  4.8%
Money Market Funds  4.8%
T. Rowe Price Treasury Reserve Fund, 4.36% (3)(13) 91,950,446 91,950
Total Short-Term Investments (Cost $91,950) 91,950
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.38% (3)(13) 5,021,240 5,021
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,021
Total Securities Lending Collateral (Cost $5,021) 5,021

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.35% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 4,050 6
Morgan Stanley
SPDR Euro STOXX
50 ETF, Put, 8/15/25
@ $50.00 (4) 118 698 4
Total Options Purchased (Cost $104) 10
Total Investments in Securities
100.2% of Net Assets
(Cost $1,627,704) $ 1,927,237
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,852 and represents 3.0% of net assets.
(2) SEC 30-day yield
(3) Affiliated Companies
(4) Non-income producing
(5) See Note 4. All or a portion of this security is on loan at May 31, 2025.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,914 and represents 0.2% of net assets.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,926 and represents 0.2% of net assets.
(12) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 6/1/55  600,000 (511)
(511)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 6/20/55  350,000 (293)
(293)
Total TBA Sales Commitments (Proceeds $(816)) (804)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
7/18/25 @ $5,400.00 99 58,526 (330)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/20/25 @ $79.00 1,484 11,808 (77)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/20/25 @ $79.00 1,484 11,808 (55)
Total Options Written (Premiums $(506)) $ (462)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 2,700 195 119 76
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 25,367 560 381 179
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 19,774 497 445 52
Total Centrally Cleared Credit Default Swaps,
Protection Sold 307
Interest Rate Swaps (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.315% (SOFR) Annually, 4/30/35 5,825 74 — 74
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.321% (SOFR) Annually, 4/24/35 5,970 21 — 21
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.297% (SOFR) Annually, 5/16/35 11,272 (138) — (138)
Total Centrally Cleared Interest Rate Swaps (43)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 2,568 (2) — (2)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 2,035 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 2,707 (4) — (4)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,080 (2) — (2)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 323 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 527 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 1,052 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 112 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 736 2 — 2

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 2,370 (7) — (7)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (10)
Total Centrally Cleared Swaps 254
Net payments (receipts) of variation margin to date (293)
Variation margin receivable (payable) on centrally cleared swaps $ (39)
** Includes interest purchased or sold but not yet collected of $74.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/22/25 GBP 715 USD 956 $ 7
Barclays Bank 7/25/25 JPY 413,250 USD 2,928 (37)
Citibank 7/18/25 CZK 2,785 USD 126 1
Deutsche Bank 8/22/25 USD 222 EUR 195 —
HSBC Bank 7/25/25 USD 1,532 JPY 213,165 41
Standard Chartered 7/18/25 USD 126 CZK 2,785 (1)
Standard Chartered 8/22/25 USD 9,683 EUR 8,552 (82)
Toronto-Dominion Bank 7/25/25 USD 1,235 CAD 1,705 (11)
UBS Investment Bank 8/22/25 USD 953 GBP 715 (11)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (93)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 49 Euro BOBL contracts 6/25 (6,629) $ (2)
Short, 12 Euro BUND contracts 6/25 (1,788) (9)
Short, 24 MSCI EAFE Index contracts 6/25 (3,125) (120)
Short, 39 S&P 500 E-Mini Index contracts 6/25 (11,536) 36
Short, 8 Government of Canada five year bond
contracts 9/25 (666) (5)
Long, 16 U.S. Treasury Long Bond contracts 9/25 1,805 1
Long, 151 U.S. Treasury Notes five year contracts 9/25 16,336 29
Short, 51 U.S. Treasury Notes ten year contracts 9/25 (5,648) (5)
Long, 128 U.S. Treasury Notes two year contracts 9/25 26,552 27
Long, 133 Ultra U.S. Treasury Notes ten year
contracts 9/25 14,969 108
Net payments (receipts) of variation margin to date 14
Variation margin receivable (payable) on open futures contracts $ 74

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.85%  $ (2,227) $ 2,587 $ 6,090
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ (13,922) 14,594 6,080
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.32%  — 34 508
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 3,105 492
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.16%  (542) 124 3,053
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.00%  (2,179) 3,630 6,177
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.90%  (189) 2,718 3,676
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 3.67%  184 (72) 33
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (38) (6,998) 7,800
T. Rowe Price Real Assets Fund - I Class  15 780 954
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.92%  (2,970) 2,571 1,103
T. Rowe Price Government Reserve Fund,
4.38% — — —++
T. Rowe Price Treasury Reserve Fund, 4.36% — — 2,751
Totals $ (21,868)# $ 23,073 $ 38,717+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.85%  $ 108,358 $ 10,071 $ 11,677 $ 109,339
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ 99,653 111,422 135,671 89,998
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.32%  6,650 4,508 — 11,192
T. Rowe Price Institutional
Emerging Markets Equity
Fund  51,474 2,492 — 57,071
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.16%  39,798 9,638 13,492 36,068
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.00%  91,243 6,160 20,454 80,579
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.90%  104,461 8,771 1,289 114,661
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 3.67%  4,541 8,434 4,316 8,587
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  110,316 13,000 238 116,080
T. Rowe Price Real Assets
Fund - I Class  53,664 954 3,985 51,413
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.92%  29,835 1,100 12,970 20,536
T. Rowe Price Government
Reserve Fund, 4.38% 3,275  ¤  ¤ 5,021
T. Rowe Price Treasury
Reserve Fund, 4.36% 46,522  ¤  ¤ 91,950
Total $ 792,495^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $38,717 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $829,769.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond Fund
acquired through a corporate action.

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,627,704) $ 1,927,237
Receivable for investment securities sold 5,111
Interest and dividends receivable 3,859
Receivable for shares sold 770
Foreign currency (cost $532) 532
Variation margin receivable on futures contracts 74
Unrealized gain on forward currency exchange contracts 49
Other assets 1,449
Total assets 1,939,081
Liabilities
Payable for investment securities purchased 6,786
Obligation to return securities lending collateral 5,021
Payable for shares redeemed 1,212
TBA Sales Commitments (proceeds $816) 804
Options written (premiums $506) 462
Investment management fees payable 336
Unrealized loss on forward currency exchange contracts 142
Due to affiliates 69
Variation margin payable on centrally cleared swaps 39
Payable to directors 1
Other liabilities 220
Total liabilities 15,092
Commitments and Contingent Liabilities (note 7)
NET ASSETS $ 1,923,989

T. ROWE PRICE Spectrum Conservative Allocation Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 283,363
Paid-in capital applicable to 95,514,724 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,640,626
NET ASSETS $ 1,923,989
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $958,468; Shares outstanding: 47,551,147) $ 20.16
I Class
(Net assets: $965,521; Shares outstanding: 47,963,577) $ 20.13

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $317) $ 49,519
.
  Interest 17,178
Securities lending 17
Other 2
Total income 66,716
Expenses
Investment management 8,428
Shareholder servicing
Investor Class $ 1,409
I Class 227 1,636
Prospectus and shareholder reports
Investor Class 39
I Class 13 52
Custody and accounting 368
Legal and audit 96
Registration 66
Directors 6
Miscellaneous 20
Waived / paid by Price Associates (4,428)
Total expenses 6,244
Net investment income 60,472

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $12) 56,761
Futures (2,646)
Swaps (388)
Options written (94)
Forward currency exchange contracts 195
Foreign currency transactions 2
Net realized gain 53,830
Change in net unrealized gain / loss
Securities 22,218
Futures 137
Swaps 230
Options written 1,224
Forward currency exchange contracts (98)
TBA Sales Commitments 12
Other assets and liabilities denominated in foreign currencies 89
Change in net unrealized gain / loss 23,812
Net realized and unrealized gain / loss 77,642
INCREASE IN NET ASSETS FROM OPERATIONS $ 138,114

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 60,472 $ 61,022
Net realized gain 53,830 66,888
Change in net unrealized gain / loss 23,812 106,936
Increase in net assets from operations 138,114 234,846
Distributions to shareholders
Net earnings
Investor Class (37,968) (40,921)
I Class (36,967) (40,080)
Decrease in net assets from distributions (74,935) (81,001)
Capital share transactions
*
Shares sold
Investor Class 132,359 108,164
I Class 209,966 134,626
Distributions reinvested
Investor Class 36,332 38,867
I Class 35,557 38,828
Shares redeemed
Investor Class (260,649) (254,411)
I Class (181,154) (370,710)
Decrease in net assets from capital share
transactions (27,589) (304,636)

T. ROWE PRICE Spectrum Conservative Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period 35,590 (150,791)
Beginning of period 1,888,399 2,039,190
End of period $ 1,923,989 $ 1,888,399
*Share information (000s)
Shares sold
Investor Class 6,639 5,813
I Class 10,592 7,218
Distributions reinvested
Investor Class 1,841 2,096
I Class 1,804 2,100
Shares redeemed
Investor Class (13,108) (13,631)
I Class (9,114) (19,609)
Decrease in shares outstanding (1,346) (16,013)

T. ROWE PRICE Spectrum Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund has two classes of shares: the Spectrum
Conservative Allocation Fund (Investor Class) and the Spectrum Conservative
Allocation Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Conservative Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Spectrum Conservative Allocation Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Conservative Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Conservative Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 357,442 $ — $ 357,442
Bond Funds 470,960 — — 470,960
Common Stocks 489,317 160,761 517 650,595
Convertible Bonds — — 44 44
Convertible Preferred Stocks — — 1,880 1,880
Equity Funds 224,564 — — 224,564
Private Investment
Companies — — 124,771 124,771
Short-Term Investments 91,950 — — 91,950
Securities Lending Collateral 5,021 — — 5,021
Options Purchased — 10 — 10
Total Securities 1,281,812 518,213 127,212 1,927,237
Swaps* — 410 — 410
Forward Currency Exchange
Contracts — 49 — 49
Futures Contracts* 201 — — 201
Total $ 1,282,013 $ 518,672 $ 127,212 $ 1,927,897
Liabilities
TBA Sales Commitments $ — $ 804 $ — $ 804
Options Written — 462 — 462
Swaps* — 156 — 156
Forward Currency Exchange
Contracts — 142 — 142
Futures Contracts* 141 — — 141
Total $ 141 $ 1,564 $ — $ 1,705
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2025, totaled $8,861,000 for the year ended
May 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/25
Investment
in Securities
Common
Stocks $ 616 $ 34 $ 117 $ (250) $ — $ — $ 517
Convertible
Bonds 33 11 — — — — 44
Convertible
Preferred
Stocks 2,053 (131) 185 (227) 47 (47) 1,880
Private
Investment
Companies 120,265 11,506 — (7,000) — — 124,771
Total $ 122,967 $ 11,420 $ 302 $ (7,477) $ 47 $ (47) $ 127,212

T. ROWE PRICE Spectrum Conservative Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 517 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 11.3x
9.4x Increase
Sales growth
rate
28% 28% Increase
Enterprise
value to gross
profit multiple
4.9x
– 14.1x
12.0x Increase
Gross profit
growth rate
28% 28% Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiple
25% 25% Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 44 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 1,880 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 12.8x
6.3x Increase
Sales growth
rate
15%
– 80%
26% Increase
Enterprise
value to gross
profit multiple
1.6x
– 19.2x
9.8x Increase
Gross profit
growth rate
18%
– 44%
30% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 35.9x
21.2x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Price-to-
earnings
multiple
41.4x 41.4x Increase
Premium to
public company
multiples
25% 25% Increase
Discount rate
for cost of
capital
13%
- 38%
24% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 124,771 Rollforward of
Investee NAV
Estimated
return
0.78% 0.78% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 8
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 266
Foreign exchange derivatives Forwards 49
Credit derivatives Centrally Cleared Swaps 307
Equity derivatives Futures, Securities^ 40
^
,*
Total $ 670
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 18
Interest rate derivatives Centrally Cleared Swaps, Futures 159
Foreign exchange derivatives Forwards 142
Credit derivatives Options Written 132
Equity derivatives Futures, Options Written 450
Total $ 901
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 48 $ 48
Interest rate
derivatives (492) 252 (592) — (33) (865)
Foreign
exchange
derivatives (38) — — 195 — 157
Credit
derivatives (55) 416 — — (403) (42)
Equity
derivatives 349 (762) (2,054) — — (2,467)
Total $ (236) $ (94) $ (2,646) $ 195 $ (388) $ (3,169)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (10) $ (10)
Interest rate
derivatives (6) 800 268 — (43) 1,018
Foreign
exchange
derivatives — — — (98) — (98)
Credit
derivatives — (38) — — 283 246
Equity
derivatives (33) 462 (131) — — 298
Total $ (39) $ 1,224 $ 137 $ (98) $ 230 $ 1,454
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $117,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Conservative Allocation Fund

derivatives consisted of $575,000 cash. As of May 31, 2025, securities valued at $5,508,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Conservative Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 8% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Conservative Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 15% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Conservative Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $50,519,000 (2.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Conservative Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs

T. ROWE PRICE Spectrum Conservative Allocation Fund

based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC

T. ROWE PRICE Spectrum Conservative Allocation Fund

to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not

T. ROWE PRICE Spectrum Conservative Allocation Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $4,837,000; the value of cash collateral and related investments was $5,021,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $588,425,000 and $690,725,000, respectively, for the year ended
May 31, 2025. Purchases and sales of U.S. government securities aggregated $266,500,000 and $263,274,000, respectively, for the year ended
May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 70,903 $ 81,001
Long-term capital gain 4,032 —
Total distributions $ 74,935 $ 81,001
($000s)
Cost of investments $ 1,694,600
Unrealized appreciation $ 385,413
Unrealized depreciation (152,295)
Net unrealized appreciation (depreciation) $ 233,118
($000s)
Undistributed ordinary income $ 18,347
Undistributed long-term capital gain 32,425
Net unrealized appreciation (depreciation) 233,118
Loss carryforwards and deferrals (527)
Total distributable earnings (loss) $ 283,363

T. ROWE PRICE Spectrum Conservative Allocation Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals. During the year ended May 31, 2025, the fund utilized $3,981,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates

T. ROWE PRICE Spectrum Conservative Allocation Fund

ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2025 as indicated in the table below and remain subject to repayment by the fund. Any repayment of

T. ROWE PRICE Spectrum Conservative Allocation Fund

expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $129,000 for
Price Associates; $912,000 for T. Rowe Price Services, Inc.; and $25,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $(37)

T. ROWE PRICE Spectrum Conservative Allocation Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2025, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 545
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.69% 667
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 12
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 598
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 215
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 453
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 532
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 8
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 1,005
T. Rowe Price Real Assets Fund - I Class 0.63% 339
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 17
Total Management Fee Waived $ 4,391

T. ROWE PRICE Spectrum Conservative Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$2,257,000 and $2,134,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of May 31, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $1,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Conservative Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Conservative Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Conservative Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $10,931,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $11,586,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,525,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $42,703,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $736,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Conservative Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price Hong Kong Limited, and T. Rowe Price International Ltd (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers

T. ROWE PRICE Spectrum Conservative Allocation Fund

between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting.
The Board also reviewed the background and experience of the Adviser’s and
Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Conservative Allocation Fund

clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F101-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025